Segment information	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment information
6.	Segment information

The Group has two reportable segments: Premium and Ad-Supported. The Premium Service is a paid service in which customers can listen on-demand and offline. Revenue is generated through subscription fees. The Ad-Supported Service is free to the user. Revenue is generated through the sale of advertising. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed to with rights holders. The remaining royalties that are not specifically associated to either of the segments are allocated based on user activity or the revenue recognized in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2018	2017	2016
	(in € millions)
Premium
Revenue	4,717	3,674	2,657
Cost of revenue	3,461	2,868	2,221
Gross profit	1,256	806	436
Ad-Supported
Revenue	542	416	295
Cost of revenue	445	373	330
Gross (loss)/profit	97	43	(35)
Consolidated
Revenue	5,259	4,090	2,952
Cost of revenue	3,906	3,241	2,551
Gross profit	1,353	849	401

Reconciliation of gross profit

General expenditures, finance income, finance costs, and the Group’s share in losses or earnings of an associate are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to our loss before tax is as follows:

	2018	2017	2016
	(in € millions)
Segment gross profit	1,353	849	401
Research and development	(493)	(396)	(207)
Sales and marketing	(620)	(567)	(368)
General and administrative	(283)	(264)	(175)
Finance income	455	118	152
Finance costs	(584)	(974)	(336)
Share in (losses)/earnings of associate	(1)	1	(2)
Loss before tax	(173)	(1,233)	(535)

Revenue by country

	2018	2017	2016
	(in € millions)
United States	1,973	1,577	1,173
United Kingdom	576	444	342
Luxembourg	3	3	1
Other countries	2,707	2,066	1,436
	5,259	4,090	2,952

Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is viewed. There are no countries that individually make up greater than 10% of total revenue included in “Other countries.”

Non-current assets by country

Non-current assets for this purpose consists of property and equipment.

	2018	2017	2016
	(in € millions)
Sweden	29	32	12
United States	142	28	50
United Kingdom	19	6	19
Other countries	7	7	4
	197	73	85

As of December 31, 2018, 2017, and 2016, the Group held no property and equipment in Luxembourg.